LEASES - Supplemental Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Cash amounts paid to settle lease liabilities, operating cash flow used for operating leases	$ 16,142	$ 18,637
Right-of-use assets obtained/(terminated) in exchange for lease obligations, operating leases	$ (1,752)	$ 20,818